Cover	Apr. 03, 2023
Cover [Abstract]
Entity Registrant Name	JACKSAM CORPORATION
Entity Central Index Key	0000860543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 03, 2023
Entity Ex Transition Period	false
Entity File Number	033-33263
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-3566284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	3100 Airway Avenue
Entity Address Address Line 2	Suite 138
Entity Address City Or Town	Costa Mesa
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92626
City Area Code	800
Local Phone Number	605-3580
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	JKSM